COMMITMENTS AND CONTINGENCIES (Details - Schedule of annual objectives of financial performance) - USD ($)	3 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Effect of Fourth Quarter Events [Line Items]
Cash Annual Bonus	$ 350,329	$ 226,802
Year End 2022 One [Member]
Effect of Fourth Quarter Events [Line Items]
Minimum Annual amount	2,000,000
Cash Annual Bonus	$ 120,000
Year End 2022 One [Member] | Series J Preferred Stock [Member]
Effect of Fourth Quarter Events [Line Items]
Stock Issued During Period, Shares, New Issues	120,000
Year End 2022 Two [Member]
Effect of Fourth Quarter Events [Line Items]
Minimum Annual amount	$ 2,400,000
Cash Annual Bonus	$ 150,000,000
Year End 2022 Two [Member] | Series J Preferred Stock [Member]
Effect of Fourth Quarter Events [Line Items]
Stock Issued During Period, Shares, New Issues	135,000
2023
Effect of Fourth Quarter Events [Line Items]
Minimum Annual amount	$ 3,700,000
Cash Annual Bonus	$ 210,000,000
2023 | Series J Preferred Stock [Member]
Effect of Fourth Quarter Events [Line Items]
Stock Issued During Period, Shares, New Issues	150,000
2024
Effect of Fourth Quarter Events [Line Items]
Minimum Annual amount	$ 5,500,000
Cash Annual Bonus	$ 300,000,000
2024 | Series J Preferred Stock [Member]
Effect of Fourth Quarter Events [Line Items]
Stock Issued During Period, Shares, New Issues	180,000
2025
Effect of Fourth Quarter Events [Line Items]
Minimum Annual amount	$ 8,000,000
Cash Annual Bonus	$ 420,000,000
2025 | Series J Preferred Stock [Member]
Effect of Fourth Quarter Events [Line Items]
Stock Issued During Period, Shares, New Issues	210,000